RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

During the six months ended February 28, 2018, the president of the Company incurred $740 of expenses on behalf of the Company. The amount owing to the related party as of February 28, 2018 and August 31, 2017 is $1,602 and $862, respectively. The amounts are non-interest bearing and have no terms of repayment.

During the six months ended February 28, 2018, the former President, and current Senior Vice President, European Operations, who is a major shareholder paid rent expense on behalf of the Company, and paid for expenses on behalf of the company for a total of $15,843. The amount of $15,843 was repaid during the six months ended February 28, 2018. The amount owing to the related party as of February 28, 2018 and August 31, 2017 is $0 and $0, respectively. The amounts are non-interest bearing, and have no terms of repayment.

The Company has an employment contract with a key employee, Mr. Gregory Gorgas, who is an officer of the Company. Effective January 26, 2018 the annual base salary is $125,000. As of February 28, 2018, $12,340 was paid in salary and $25,934 was paid reimbursement for payments made by him for his health benefits, retroactive to the beginning of his employment. The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

On September 20, 2017, the Company appointed 2 additional Directors. Each Director was granted a restricted stock award (the “RSA”) for 100,000 shares of the Company’s common stock, vesting annually over a four year period, in each case subject to such director’s continued service to the Company. During the six months ended February 28, 2018, the company recorded $30,001 of stock compensation expense for all five members of the Company’s Board of Directors.

On January 26, 2018, the Company received $65,000 from two related parties from shares issuance under subscription agreement. The amounts have been recorded as stock common stock issued, and will be settled with shares of the Company subsequent to quarter end. The amounts of $65,000 with related parties is for the issuance of 99,999 common shares, purchase price of $0.65 and 99,999 warrants with an exercise price of $1.50 per share, and five years expiry date. (See note 5).

NOTE 4 - RELATED PARTY TRANSACTIONS

During year ended August 31, 2016, the Company borrowed $4,450 from a majority shareholder; the amount borrowed was non-interest bearing and due on-demand loan. The balance at August 31, 2016 was $4,450.

During the year ended August 31, 2017, the former President, and current Senior Vice President, European Operations, who is a major shareholder paid rent expense on behalf of the Company, and paid for expenses on behalf of the company for a total of $3,074. The full amount was repaid during the nine months ended August 31, 2017.

During the year ended August 31, 2017, the president of the Company advanced $9,105 to pay for operating expenses and repaid $8,243. The amount owing to the related party as of August 31, 2017 is $862. The amounts are non-interest bearing, and have no terms of repayment.

During the year ended August 31, 2017, the Company borrowed an additional $12,406 from former President of the Company who at the time was the Company’s controlling shareholder; the amount borrowed was non-interest bearing and due on-demand loan (the “Shareholder Loan”). On November 18, 2016, the Shareholder Loan was forgiven for the total loan amount of $16,856.

On November 18, 2016, a former President of the Company transferred all of the 6,000,000 shares that they held to the current Senior Vice President, European Operations.

During the year ended August 31, 2017, the Company received $150,000 from two related parties from shares issuance under subscription agreement. The amounts have been recorded as stock common stock issued, and will be settled with shares of the Company subsequent to year-end. The amounts of $150,000 with related parties is for the issuance of 375,000 common shares, purchase price of $0.40 and 375,000 warrants with an exercise price of $1.00 per share, and five years expiry date.

The Company has an employment contract with a key employee, Mr. Gregory Gorgas, who is an officer of the Company. As of August 31, 2017 no salary is owed nor has been paid.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

During the year ended August 31, 2017, the Company recorded $3,332 of stock compensation expense for two Board of Directors’ members.